FINANCIAL INSTRUMENTS - Schedule of Movements in Level 3 Portfolio (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	£ 837,777
Exchange and other adjustments	39	£ (17)	£ 12
Gains (losses) recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	3	0
At 31 December	851,441	837,777
Level 3 | Financial assets at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	15,046	14,908
Exchange and other adjustments	4	94
Gains recognised in the income statement, within other income, relating to change in fair value of those liabilities held at 31 December	183	836
Purchases/increases to customer loans	1,709	1,756
Sales/repayments of customer loans	(2,765)	(2,316)
Transfers into the level 3 portfolio	171	167
Transfers out of the level 3 portfolio	(1,035)	(399)
At 31 December	13,313	15,046	14,908
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	(71)	109
Level 3 | Financial assets at fair value through other comprehensive income
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	346	408
Exchange and other adjustments	(11)	9
Gains (losses) recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	69	(48)
Purchases/increases to customer loans	8	8
Sales/repayments of customer loans	(107)	(31)
Transfers into the level 3 portfolio	0	0
Transfers out of the level 3 portfolio	0	0
At 31 December	305	346	408
Level 3 | Total financial assets carried at fair value, excluding derivatives
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	15,392	15,316
Exchange and other adjustments	(7)	103
Gains recognised in the income statement, within other income, relating to change in fair value of those liabilities held at 31 December	183	836
Gains (losses) recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	69	(48)
Purchases/increases to customer loans	1,717	1,764
Sales/repayments of customer loans	(2,872)	(2,347)
Transfers into the level 3 portfolio	171	167
Transfers out of the level 3 portfolio	(1,035)	(399)
At 31 December	13,618	15,392	£ 15,316
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	£ (71)	£ 109